NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ft²	Dec. 31, 2016 a	Dec. 31, 2015 USD ($)
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Number of Reporting Units	4
Number Of Wholly Owned Subsidiary	5
Retained Earnings (Accumulated Deficit) (in Dollars) | $	$ (49,227,055)			$ (16,427,378)
Inventory Adjustments (in Dollars) | $	$ 0			$ 75,048
Debt Instrument, Modification Considered Extinguishment Threshold, Present Value of Cash Flows, Percent Difference	10.00%
Feinsod Agreement [Member] | DB Arizona [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Debt Owed By Non Related Party To Related Party (in Dollars) | $	$ 825,000
Building [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Minimum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum [Member] | Leasehold Improvements [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Furniture and Fixtures [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Capital (in Dollars) | $	$ 10
Maximum [Member] | Furniture and Fixtures [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
GC Supply [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property		1,800
Pueblo West Property [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property		5,000	3
Lease Expiration Date	Dec. 31, 2022
Potential Acquisitions [Member] | Minimum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property		5,000
Potential Acquisitions [Member] | Maximum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property		50,000
The Greenhouse [Member] | Office Building [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property		10,000
The Greenhouse [Member] | Consumer Banking [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property		5,000
The Greenhouse [Member] | Leasing Arrangement [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property		16,056
ACS Corp [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Number Of Wholly Owned Subsidiary	1